License Agreements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2006 USD ($) Agreement shares	Sep. 30, 2020 shares	Dec. 31, 2019 shares
License Agreements [Abstract]
Number of license agreement | Agreement	4
License fees paid | $	$ 60,000
Ordinary shares, shares issued | shares	666,667	598,753,522	436,720,810